Loans and Advances to Banks - Summary of Loans and Advances to Banks - Parent (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	£ 3,515	£ 3,466
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	9,214	6,260
Santander UK Group Holdings plc [member] | Placements with Other Banks [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	8	3
Santander UK Group Holdings plc [member] | Amounts Due from Santander UK Group Undertakings [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	£ 9,206	£ 6,257